Pursuant to Rule 497(e)
Registration No. 033-8021

SUNAMERICA EQUITY FUNDS

SunAmerica International Equity Fund

Supplement dated September 28, 2011

to the Prospectus dated January 28, 2011

as supplemented and amended to date

Effective immediately, under the heading “Portfolio Managers,” on page 7 of the Prospectus, the portfolio management disclosure pertaining to Carla Garcia is hereby deleted in its entirety and replaced with the following:

“Name	Portfolio Manager of the Fund Since	Title
Graeme Bencke	2011	Vice President, Head of European Large Cap Equities PineBridge Investments, London

In addition, under the heading “Fund Management,” on page 40 of the Prospectus, the second paragraph under the sub-heading “International Equity Fund, International Small-Cap Fund” is hereby deleted in its entirety and replaced with the following:

“Investment decisions for the International Equity Fund are made by a team led by Robin Thorn (New York). The team members responsible for stock selection include Hiroyuki Saito (Tokyo) and Graeme Bencke (London).”

In addition, under the heading “Fund Management,” on page 41 of the Prospectus, the portfolio management disclosure pertaining to Carla Garcia is hereby deleted in its entirety and replaced with the following:

“Graeme Bencke

Vice President, Head of European Large Cap Equities

PineBridge Investments, London

Mr. Bencke joined PineBridge in 2005 and is a Vice President and Head of the European Large Cap Equity Team based in London. Prior to joining PineBridge Investments, he spent eight years as a Portfolio Manager at F&C Asset Management. Before that, he spent six years as a pilot in the Royal Air Force. Mr. Bencke has a First Class BSc with Honours in Business Management from Royal Holloway University of London. He is an Associate of the CFA Institute and the CFA Society of the UK.”

Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP2_EFPRO_1-11

SUNAMERICA EQUITY FUNDS

SunAmerica International Equity Fund

Supplement dated September 28, 2011

to the Statement of Additional Information (“SAI”)

dated January 28, 2011, as supplemented and amended to date

Effective immediately, under the heading “Other Accounts Managed by each Portfolio Manager” on page B-64 of the SAI, the information pertaining to Carla Garcia is hereby deleted and replaced with the following:

	Number of Other Accounts Managed and Total Assets by Account ($ millions)			Number of Accounts and Total Assets for Which Advisory Fee is Performance Based ($ millions)
Portfolio Manager	RIC	OPI	OA	RIC	OPI	OA
Graeme Bencke*	0	7	0	0	0	0
	$0	$951.5	$0	$0	$0	$0

*	As of June 30, 2011

In addition, under the heading “Portfolio Manager Ownership of Fund Shares” on page B-70 of the SAI, the information pertaining to Carla Garcia is hereby deleted and replaced with the following:

Name of Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in each Fund Managed by the Named Portfolio Manager
Graeme Bencke	None

Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SAI-SUP2_EFPRO_1-11